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                               THE SESSIONS GROUP
                               3435 Stelzer Road
                              Columbus, Ohio 43219


                                November 4, 1998


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Attention: Filing Desk
Stop 1-4
Washington, D.C. 20549-1004


     Subject: The Sessions Group -- Securities Act of 1933 Registration No. 33-21489 and Investment Company Act of 1940 File No. 811-5545 -- Rule 497(j) Filing


Ladies and Gentlemen:

     On behalf of The Sessions Group (the "Group"), the undersigned hereby certifies, on behalf of the Group, that the form of Prospectuses and Statement of Additional Information for the KeyPremier Funds, constituting all eight funds of the Group, that would have been filed under paragraph (c) of Rule 497 of the Securities Act of 1933, as amended, would not have differed from those contained in the most recent post-effective amendment to the Group's Registration Statement on Form N-1A as filed on October 29, 1998, and that the text of such post-effective amendment has been filed electronically.







                                             THE SESSIONS GROUP


                                             By: /s/ George L. Stevens
                                                -----------------------------
                                                 George L. Stevens, Secretary